13F-HR

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 09/30/2007
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:SR. VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900  Ext 106

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC				10/28/2007
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 54
                                        ----------------------

Form 13F Information Table Value Total: 361,179
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101    10963   117150 SH       Sole                   114600              2550
                                                              7400    79075 SH       Defined                 79075
AFLAC Inc.                     COM              001055102     5120    89765 SH       Sole                    88165              1600
                                                              3833    67200 SH       Defined                 67200
Ambac Financial Group, Inc.    COM              023139108     2977    47325 SH       Sole                    46425               900
                                                              1966    31250 SH       Defined                 31250
American Express Co.           COM              025816109    11417   192308 SH       Sole                   188333              3975
                                                              8196   138050 SH       Defined                138050
Aon Corp.                      COM              037389103     4953   110525 SH       Sole                   108425              2100
                                                              2530    56450 SH       Defined                 56450
Apollo Group Inc. - CL A       COM              037604105     6241   103750 SH       Sole                   101875              1875
                                                              3940    65500 SH       Defined                 65500
Berkshire Hathaway - CL A      COM              084670108    40530      342 SH       Sole                      342
                                                              9836       83 SH       Defined                    83
Berkshire Hathaway - CL B      COM              084670207    12840     3249 SH       Sole                     3160                89
                                                              3411      863 SH       Defined                   863
Cadbury Schweppes plc-Spons AD COM              127209302    10211   219503 SH       Sole                   215203              4300
                                                              6736   144800 SH       Defined                144800
Capital One Financial Corp.    COM              14040H105     6256    94175 SH       Sole                    92325              1850
                                                              4491    67600 SH       Defined                 67600
DuPont                         COM              263534109    11970   241528 SH       Sole                   236528              5000
                                                              8633   174200 SH       Defined                174200
E. W. Scripps Co.              COM              811054204    10739   255688 SH       Sole                   250358              5330
                                                              7066   168245 SH       Defined                168245
Fidelity National Information  COM              31620M106    10604   239000 SH       Sole                   234375              4625
                                                              6040   136124 SH       Defined                136124
Harley-Davidson Inc.           COM              412822108     4109    88925 SH       Sole                    87050              1875
                                                              2960    64050 SH       Defined                 64050
Johnson & Johnson              COM              478160104     8728   132853 SH       Sole                   129903              2950
                                                              5269    80200 SH       Defined                 80200
Medtronic Inc.                 COM              585055106     7583   134429 SH       Sole                   131404              3025
                                                              5328    94450 SH       Defined                 94450
Microsoft Corp.                COM              594918104     6103   207150 SH       Sole                   202300              4850
                                                              5236   177725 SH       Defined                177725
Moody's Corp.                  COM              615369105     6216   123325 SH       Sole                   120750              2575
                                                              4419    87675 SH       Defined                 87675
Office Depot Inc.              COM              676220106     7404   359050 SH       Sole                   351425              7625
                                                              5475   265525 SH       Defined                265525
Omnicare, Inc.                 COM              681904108     3354   101250 SH       Sole                    99075              2175
                                                              2643    79775 SH       Defined                 79775
Oracle Corp.                   COM              68389X105     8005   369750 SH       Sole                   361825              7925
                                                              5890   272075 SH       Defined                272075
Praxair, Inc.                  COM              74005P104      297     3550 SH       Sole                     3550
United Parcel Service, Inc. -  COM              911312106     4059    54050 SH       Sole                    52950              1100
                                                              3203    42650 SH       Defined                 42650
United Technologies Corp.      COM              913017109     8818   109572 SH       Sole                   107297              2275
                                                              7636    94875 SH       Defined                 94875
Viacom Inc. - CL B             COM              92553P201     7148   183428 SH       Sole                   179778              3650
                                                              3829    98262 SH       Defined                 98262
Willis Group Holdings Ltd.     COM              G96655108     3762    91900 SH       Sole                    89950              1950
                                                              2716    66350 SH       Defined                 66350
eBay Inc.                      COM              278642103     5890   150950 SH       Sole                   147975              2975
                                                              5916   151625 SH       Defined                151625
DD Jan 10 Call Strk Px $30     call             4Y6997003      281      140 SH       Sole                      140